Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Treasury Shares

	USD	Quantity	Share value (USD)	Net income of uses

At the beggining of the year	51.8	7,423,705	7.0	—
Used for stock options plan(i)	(20.4)	(2,446,007)	8.3	10.9

At December 31, 2018	31.4	4,977,698	6.3	10.9

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees. Refer to Note 28.